SHARE CAPITAL (Schedule of Information About Stock Options Outstanding) (Details)	12 Months Ended
	Mar. 31, 2020 shares $ / shares	Mar. 31, 2019 shares $ / shares	Mar. 31, 2018 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	2,423,760	6,480,916	8,146,799
Weighted average exercise price	$ 4.94
Weighted average exercise price	3.00	$ 2.86	$ 2.15
1.43 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 1.43
Number of options outstanding | shares	201,260
Weighted average remaining contractual life (Years)	2 months 1 day
Weighted average exercise price	$ 1.43
Number of options exercisable | shares	201,260
Weighted average exercise price	$ 1.43
2.60 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 2.60
Number of options outstanding | shares	565,000
Weighted average remaining contractual life (Years)	1 year 7 months 17 days
Weighted average exercise price	$ 2.60
Number of options exercisable | shares	237,500
Weighted average exercise price	$ 2.60
3.23 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 3.23
Number of options outstanding | shares	561,250
Weighted average remaining contractual life (Years)	11 months 12 days
Weighted average exercise price	$ 3.23
Number of options exercisable | shares	561,250
Weighted average exercise price	$ 3.23
3.36 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 3.36
Number of options outstanding | shares	402,500
Weighted average remaining contractual life (Years)	6 months 3 days
Weighted average exercise price	$ 3.36
Number of options exercisable | shares	402,500
Weighted average exercise price	$ 3.36
3.40 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 3.40
Number of options outstanding | shares	693,750
Weighted average remaining contractual life (Years)	1 year 4 months 24 days
Weighted average exercise price	$ 3.40
Number of options exercisable | shares	441,250
Weighted average exercise price	$ 3.40
1.43 - 3.40 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	2,423,760
Weighted average remaining contractual life (Years)	1 year 1 month 6 days
Weighted average exercise price	$ 3.00
Number of options exercisable | shares	1,843,760
Weighted average exercise price	$ 3.02
1.43 - 3.40 [Member] | Bottom of Range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	1.43
1.43 - 3.40 [Member] | Top of Range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 3.40